Debt	12 Months Ended
Dec. 31, 2020
Debt
Debt

Note 11 – Debt

Changes in obligations related to the Company’s credit facilities were as follows:

	Corporate	Corporate	FNBC
	revolver	term loan	revolver	Total
Size of facility	$1,000.0	$160.0	$100.0	$1,260.0
Balance at January 1, 2019	$210.0	$—	$—	$210.0
Drawdowns	275.0	160.0	—	435.0
Repayment	(485.0)	(80.0)	—	(565.0)
Balance at December 31, 2019	$—	$80.0	$—	$80.0
Repayment	—	(80.0)	—	(80.0)
Balance at December 31, 2020	$—	$—	$—	$—

(a)Corporate Revolver

The Company has a $1.0 billion unsecured revolving term credit facility (the “Corporate Revolver”). The Corporate Revolver has a maturity date of March 22, 2024.

The Company has two standby letters of credit in the amount of $18.1 million (C$23.1 million) against the Corporate Revolver in relation to the audit by the Canada Revenue Agency (“CRA”) of its 2013–2015 taxation years, as referenced in note 23.

Advances under the Corporate Revolver can be drawn as follows:

U.S. dollars

·Base rate advances with interest payable monthly at the Canadian Imperial Bank of Commerce (“CIBC”) base rate, plus between 0.00% and 1.05% per annum depending upon the Company’s leverage ratio; or

·LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR, plus between 1.00% and 2.05% per annum, depending on the Company’s leverage ratio.

Canadian dollars

·Prime rate advances with interest payable monthly at the CIBC prime rate, plus between 0.00% and 1.05% per annum, depending on the Company’s leverage ratio; or

·Bankers’ acceptances for a period of 30 to 180 days with a stamping fee calculated on the face amount between 1.00% and 2.05%, depending on the Company’s leverage ratio.

All loans are readily convertible into loans of other types, described above, on customary terms and upon provision of appropriate notice. Borrowings under the Corporate Revolver are guaranteed by certain of the Company’s subsidiaries and are unsecured.

The Corporate Revolver is subject to a standby fee of 0.20% to 0.41% per annum, depending on the Company’s leverage ratio, even if no amounts are outstanding under the Corporate Revolver.

(b)Corporate Term Loan

On April 17, 2019, the Company entered into an unsecured credit facility (the “Corporate Term Loan”) in the amount of $160.0 million to pay down amounts previously borrowed under the Corporate Revolver. The Corporate Term Loan had a maturity date of April 17, 2021. Advances were drawn as a one-month LIBOR loan with interest payable at a rate of LIBOR plus 0.85%. In 2020, the Company fully repaid the amount borrowed against the Corporate Term Loan. As the Corporate Term Loan is a non-revolving facility, it is no longer available to draw.

(c) FNBC Revolver

The Company’s subsidiary, Franco-Nevada (Barbados) Corporation (“FNBC”), has an unsecured revolving term credit facility (the “FNBC Revolver”). The FNBC Revolver provides for the availability over a one-year period of up to $100.0 million in borrowings.

On March 10, 2020, the FNBC Revolver was amended to provide an extension of the maturity date to March 20, 2021.  Advances, under the amended terms of the FNBC Revolver, can be drawn in U.S. dollars as follows:

•	Base rate advances with interest payable monthly at the CIBC base rate, plus 0.25% per annum; or
•	LIBOR loans for periods of 1, 2, 3 or 6 months with interest payable at a rate of LIBOR plus 1.25% per annum.

All loans are readily convertible into loans of other types on customary terms and upon provision of appropriate notice.

The FNBC Revolver is subject to a standby fee of 0.25% per annum, even if no amounts are outstanding.